Per Share Data - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Per Share Data [Line Items]
Anti-dilutive outstanding stock options excluded from the calculation of diluted net income per share	7,094,339	5,704,699	4,888,206